AB Global Core Equity Portfolio

Portfolio of Investments

September 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.4%
Financials – 18.5%
Banks – 2.9%
ABN AMRO Bank NV (GDR)(a)	1,561,899	$22,073,624
BNP Paribas SA	477,334	30,351,891
Wells Fargo & Co.	433,111	17,696,916

		70,122,431

Capital Markets – 8.5%
BlackRock, Inc.	25,718	16,626,430
EQT AB	1,076,516	21,210,580
Euronext NV(a)	267,985	18,640,815
Goldman Sachs Group, Inc. (The)	313,927	101,577,359
Julius Baer Group Ltd.	805,883	51,582,884

		209,638,068

Consumer Finance – 2.5%
American Express Co.	413,626	61,708,863

Financial Services – 4.6%
PayPal Holdings, Inc.(b)	546,237	31,933,015
Visa, Inc. - Class A	349,208	80,321,332

		112,254,347

		453,723,709

Information Technology – 17.7%
Electronic Equipment, Instruments & Components – 0.6%
Zebra Technologies Corp. - Class A(b)	58,771	13,901,105

IT Services – 2.0%
Akamai Technologies, Inc.(b)	459,827	48,989,968

Semiconductors & Semiconductor Equipment – 7.1%
Analog Devices, Inc.	388,388	68,002,855
Applied Materials, Inc.	106,333	14,721,804
Infineon Technologies AG	1,355,786	44,904,647
QUALCOMM, Inc.	426,474	47,364,202

		174,993,508

Software – 5.9%
Microsoft Corp.	457,473	144,447,100

Technology Hardware, Storage & Peripherals – 2.1%
Samsung Electronics Co., Ltd.	1,039,907	52,571,598

		434,903,279

Health Care – 15.6%

Biotechnology – 0.6%
Alnylam Pharmaceuticals, Inc.(b)	83,198	14,734,366

Health Care Equipment & Supplies – 3.3%
Koninklijke Philips NV(b)	946,964	18,894,066
Medtronic PLC	785,422	61,545,668

		80,439,734

Company	Shares	U.S. $ Value

Health Care Providers & Services – 4.2%
Elevance Health, Inc.	238,127	$103,685,258

Life Sciences Tools & Services – 2.8%
Thermo Fisher Scientific, Inc.	122,557	62,034,677
WuXi AppTec Co., Ltd. - Class A	681,700	8,109,060

		70,143,737

Pharmaceuticals – 4.7%
AstraZeneca PLC (Sponsored ADR)	274,547	18,592,323
Roche Holding AG (Genusschein)	170,855	46,643,606
Sanofi	243,859	26,184,423
Takeda Pharmaceutical Co., Ltd.	772,800	23,954,108

		115,374,460

		384,377,555

Consumer Discretionary – 13.7%
Broadline Retail – 3.0%
Alibaba Group Holding Ltd.(b)	1,657,400	17,969,840
Alibaba Group Holding Ltd. (Sponsored ADR)(b)	505,369	43,835,707
Prosus NV(b)	443,431	13,066,151

		74,871,698

Diversified Consumer Services – 1.4%
Service Corp. International/US	627,627	35,862,607

Hotels, Restaurants & Leisure – 7.0%
Compass Group PLC	1,223,371	29,778,801
Galaxy Entertainment Group Ltd.	3,812,000	22,809,564
InterContinental Hotels Group PLC	318,573	23,559,858
Starbucks Corp.	625,069	57,050,048
Yum China Holdings, Inc.	689,549	38,421,670

		171,619,941

Textiles, Apparel & Luxury Goods – 2.3%
Kering SA	44,057	20,017,875
NIKE, Inc. - Class B	372,355	35,604,585

		55,622,460

		337,976,706

Consumer Staples – 8.6%
Beverages – 8.6%
Asahi Group Holdings Ltd.	2,173,135	81,176,513
Carlsberg AS - Class B	139,143	17,543,847
Coca-Cola Co. (The)	2,022,532	113,221,341

		211,941,701

Industrials – 8.0%
Building Products – 3.5%
Otis Worldwide Corp.	1,065,448	85,566,129

Commercial Services & Supplies – 1.2%
Republic Services, Inc.	203,740	29,034,987

Ground Transportation – 1.0%
CSX Corp.	775,116	23,834,817

Company	Shares	U.S. $ Value

Machinery – 1.2%
Deere & Co.	37,630	$14,200,809
Dover Corp.	109,911	15,333,684

		29,534,493

Professional Services – 1.1%
RELX PLC (Amsterdam)	84,570	2,858,824
RELX PLC (London)	727,588	24,548,770

		27,407,594

		195,378,020

Communication Services – 6.5%
Entertainment – 2.2%
Electronic Arts, Inc.	319,887	38,514,395
Universal Music Group NV	592,231	15,454,968

		53,969,363

Interactive Media & Services – 4.3%
Alphabet, Inc. - Class C(b)	802,639	105,827,952

		159,797,315

Energy – 5.7%
Energy Equipment & Services – 1.3%
Schlumberger NV	551,971	32,179,909

Oil, Gas & Consumable Fuels – 4.4%
Cheniere Energy, Inc.	230,945	38,327,632
Shell PLC	2,227,216	70,589,876

		108,917,508

		141,097,417

Materials – 2.9%
Chemicals – 2.0%
Linde PLC	133,282	49,627,553

Metals & Mining – 0.9%
Teck Resources Ltd. - Class B	515,629	22,193,021

		71,820,574

Real Estate – 2.2%
Real Estate Management & Development – 2.2%
CBRE Group, Inc. - Class A(b)	746,477	55,134,791

Total Common Stocks (cost $2,206,197,522)		2,446,151,067

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(c) (d) (e) (cost $6,988,471)	6,988,471	6,988,471

	Principal Amount (000)		U.S. $ Value

Time Deposits – 0.1%
BBH, Grand Cayman 2.50%, 10/02/2023	DKK	1,772	$251,259
2.81%, 10/02/2023	SEK	68	6,257
Hong Kong & Shanghai Bank, Hong Kong 4.13%, 10/03/2023	HKD	1,932	246,651
Royal Bank of Canada, Toronto 3.80%, 10/03/2023	CAD	384	282,734
SEB, Stockholm 0.55%, 10/02/2023	CHF	227	248,085
2.81%, 10/02/2023	EUR	234	247,228
4.17%, 10/02/2023	GBP	223	271,979
Sumitomo, Tokyo (0.38)%, 10/02/2023	JPY	37,359	249,994

Total Time Deposits (cost $1,804,187)			1,804,187

Total Short-Term Investments (cost $8,792,658)			8,792,658

Total Investments – 99.8% (cost $2,214,990,180)(f)			2,454,943,725
Other assets less liabilities – 0.2%			5,402,131

Net Assets – 100.0%			$2,460,345,856

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2023, the aggregate market value of these securities amounted to $40,714,439 or 1.7% of net assets.

(b)	Non-income producing security.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of September 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $368,448,648 and gross unrealized depreciation of investments was $(128,495,103), resulting in net unrealized appreciation of $239,953,545.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

SEK – Swedish Krona

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

COUNTRY BREAKDOWN1

September 30, 2023 (unaudited)

65.9%	United States
6.9%	United Kingdom
5.0%	China
4.3%	Japan
4.0%	Switzerland
3.1%	France
3.1%	Netherlands
2.1%	South Korea
1.8%	Germany
0.9%	Macau
0.9%	Canada
0.9%	Sweden
0.7%	Denmark
0.4%	Short-Term Investments

100.0%	Total Investments

1	The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Global Core Equity Portfolio

September 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Financials	$309,863,915	$143,859,794	$-0-	$453,723,709
Information Technology	337,427,034	97,476,245	-0-	434,903,279
Health Care	260,592,292	123,785,263	-0-	384,377,555
Consumer Discretionary	210,774,617	127,202,089	-0-	337,976,706
Consumer Staples	113,221,341	98,720,360	-0-	211,941,701
Industrials	167,970,426	27,407,594	-0-	195,378,020
Communication Services	144,342,347	15,454,968	-0-	159,797,315
Energy	70,507,541	70,589,876	-0-	141,097,417
Materials	71,820,574	-0-	-0-	71,820,574
Real Estate	55,134,791	-0-	-0-	55,134,791
Short-Term Investments:
Investment Companies	6,988,471	-0-	-0-	6,988,471
Time Deposits	-0-	1,804,187	-0-	1,804,187

Total Investments in Securities	1,748,643,349	706,300,376	-0-	2,454,943,725
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$1,748,643,349	$706,300,376	$-0-	$2,454,943,725

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2023 is as follows:

Fund	Market Value 6/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,412	$71,168	$70,592	$6,988	$23
Government Money Market Portfolio*	-0-	42,162	42,162	-0-	6
Total				$6,988	$29

*	Investment of cash collateral for securities lending transactions.